Cover	Feb. 03, 2021
Document Information [Line Items]
Entity Registrant Name	NOBLE HOLDING CORPORATION plc
Amendment Flag	false
Entity Central Index Key	0001458891
Document Type	8-K
Document Period End Date	Feb. 03, 2021
Entity Incorporation State Country Code	X0
Entity File Number	001-36211
Entity Tax Identification Number	98-0619597
Entity Address, Address Line One	13135 Dairy Ashford
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77478
City Area Code	281
Local Phone Number	276-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NOBLE FINANCE COMPANY
Document Information [Line Items]
Entity Registrant Name	NOBLE FINANCE COMPANY
Entity Information, Former Legal or Registered Name	Noble Corporation
Entity Central Index Key	0001169055
Entity Incorporation State Country Code	E9
Entity File Number	001-31306
Entity Tax Identification Number	98-0366361
Entity Address, Address Line One	13135 Dairy Ashford
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77478
City Area Code	281
Local Phone Number	276-6100
NOBLE FINANCE COMPANY | Former Company Address
Document Information [Line Items]
Entity Address, Address Line One	Suite 3D, Landmark Square
Entity Address, Address Line Two	64 Earth Close
Entity Address, Address Line Three	P.O. Box 31327
Entity Address, City or Town	Georgetown, Grand Cayman
Entity Address, Country	KY